Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	Assentsure PAC
Auditor Firm ID	6783
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheet of SAIHEAT Limited (the “Company”) as of December 31, 2025, the related consolidated statement of operations and comprehensive income/(loss), changes in shareholders’ equity/(deficit), and cash flows for the year ended December 31, 2025, and the related notes to the consolidated financial statements and schedule (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial positions of the Company as of December 31, 2025, and the results of its operations and its cash flows for the year ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.